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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment             [ ] Amendment Number: __________
This Amendment (Check only one.):   [ ] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Longhorn Capital Partners, L.P.
Address: 1445 Ross Avenue
         Suite 4450
         Dallas, TX 75202

Form 13F File Number: 28-13393

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kristopher N. Kristynik
Title: Managing Partner
Phone: (214) 452-6260

Signature, Place, and Date of Signing:


     /s/ Kristopher N. Kristynik             Dallas, TX         November 4, 2009
-------------------------------------   --------------------   -----------------
             (Signature)                    (City, State)            (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
Form 13F Information Table Entry Total:        18
Form 13F Information Table Value Total:   202,710 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2     COLUMN 3 COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
----------------------- --------------- --------- -------- ---------------- ---------- -------- -------------------
                                                                                                  VOTING AUTHORITY
                                                    VALUE  SHRS OR SH/ PUT/ INVESTMENT   OTHER  -------------------
     NAME OF ISSUER      TITLE OF CLASS   CUSIP    (X1000) PRN AMT PRN CALL DISCRETION MANAGERS   SOLE  SHARED NONE
----------------------- --------------- --------- -------- ------- --- ---- ---------- -------- ------- ------ ----
ACTIVISION BLIZZARD INC COM             00507V109    3,779 305,000 SH  N/A  SOLE              0 305,000      0    0
BAIDU INC               SPON ADR REP A  056752108   46,926 120,000 SH  PUT  SOLE              0 120,000      0    0
BUNGE LIMITED           COM             G16962105    6,073 970,000 SH  PUT  SOLE              0 970,000      0    0
DISH NETWORK CORP       CL A            25470M109    4,141 215,000 SH  N/A  SOLE              0 215,000      0    0
EBAY INC                COM             278642103    2,242  95,000 SH  N/A  SOLE              0  95,000      0    0
FAMILY DLR STORES INC   COM             307000109    2,218  84,000 SH  N/A  SOLE              0  84,000      0    0
GAMESTOP CORP NEW       CL A            36467W109    2,250  85,000 SH  N/A  SOLE              0  85,000      0    0
GENERAL ELECTRIC CO     COM             369604103    8,210 500,000 SH  PUT  SOLE              0 500,000      0    0
GEO GROUP INC           COM             36159R103    2,259 112,000 SH  N/A  SOLE              0 112,000      0    0
ISHARES INC             MSCI MEX INVEST 464286822   10,588 242,400 SH  PUT  SOLE              0 242,400      0    0
ISHARES TR INDEX        RUSSELL 2000    464287655   16,626 276,000 SH  N/A  SOLE              0 276,000      0    0
ISHARES TR INDEX        DJ US REAL EST  464287739   10,365 242,900 SH  N/A  SOLE              0 242,900      0    0
PEPSICO INC             COM             713448108    4,927  84,000 SH  N/A  SOLE              0  84,000      0    0
SAIC INC                COM             78390X101    3,796 216,398 SH  N/A  SOLE              0 216,398      0    0
SELECT SECTOR SPDR TR   SBI INT-FINL    81369Y605   10,728 718,072 SH  N/A  SOLE              0 718,072      0    0
SPDR TR                 UNIT SER 1      78462F103   59,957 567,827 SH  N/A  SOLE              0 567,827      0    0
VIACOM INC NEW          CL B            92553P201    2,243  80,000 SH  N/A  SOLE              0  80,000      0    0
WAL MART STORES INC     COM             931142103    5,382 109,627 SH  N/A  SOLE              0 109,627      0    0